Consolidated Statements of Shareholders' (deficit) Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Share issuance cost upon initial/follow-on public offering	$ 854	$ 652	$ 2,770